Income taxes (Additional Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Line Items]
Withholding Income Tax Dividend Distribution	10.00%
Other Income Tax Expense (Benefit), Continuing Operations	$ 300,000	$ 900,000	$ 3,100,000
Operating Loss Carryforwards	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	34.00%	34.00%
Enterprise Income Tax [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%
Scenario, Plan [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
SGOCO International [Member] | Hong Kong [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 6,465	$ 4,455
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	16.50%	16.50%	16.50%
PRC Entities [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 1,578	$ 2,277
SGO [Member] | Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 609	$ 609